FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number
811-4653

THE AMERICAN FUNDS TAX-EXEMPT SERIES I
(Exact name of registrant as specified in charter)

1101 Vermont Avenue, N.W.
Washington, D.C. 20005
(Address of principal executive offices)

Registrant's Telephone Number, Including Area Code:
(202) 842-5665

JEFFREY L. STEELE
WASHINGTON MANAGEMENT CORPORATION
1101 Vermont Avenue, N.W.
Washington, D.C. 20005
(Name and address of agent for service)

Date of fiscal year end: July 31

Date of reporting period: July 1, 2011 - June 30, 2012

The Registrant's portfolios typically hold municipal bonds. Therefore no proxies were voted during the period.

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The American Funds Tax-Exempt Series I
(Registrant)

By                     /s/Jeffrey L. Steele
                          Jeffrey L. Steele
                          President, Trustee and Principal Executive Officer

Date:                August 28, 2012